Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Securities available for sale, amortized cost	$ 4,149,895	$ 5,011,729
Securities held to maturity	$ 1,020	$ 1,020
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 2.5	$ 2.5
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	142,257,646	142,011,560
Common stock, shares in treasury	7,308,583	7,266,438
Allowance for credit losses on securities held for sale	$ 0	$ 0
Allowances for credit losses on securities held to maturity	$ 17	$ 18